Condensed consolidated financial information related to guaranteed debt securities - Cash flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	$ 13,749	$ 19,694	$ 14,802
Cash flows provided by (used in) investing activities	(10,594)	(11,212)	(10,117)
Cash flows provided by (used in) financing activities	(5,497)	(5,024)	(5,822)
Net increase (decrease) in cash and cash equivalents	(2,341)	3,458	(1,137)
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	(38)	(292)	436
Cash and cash equivalents at the beginning of the period (net of overdraft)	7,556	4,390	5,090
Cash and cash equivalents at the end of the period (net of overdraft)	5,177	7,556	4,390
Equinor ASA [member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	1,728	4,565	339
Cash flows provided by (used in) investing activities	734	1,046	3,227
Cash flows provided by (used in) financing activities	(5,465)	(2,840)	(4,459)
Net increase (decrease) in cash and cash equivalents	(3,002)	2,771	(892)
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	(13)	(243)	377
Cash and cash equivalents at the beginning of the period (net of overdraft)	6,287	3,759	4,274
Cash and cash equivalents at the end of the period (net of overdraft)	3,272	6,287	3,759
Equinor Energy AS [member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	8,433	12,421	9,506
Cash flows provided by (used in) investing activities	(8,258)	(8,281)	(9,070)
Cash flows provided by (used in) financing activities	(186)	(4,140)	(478)
Net increase (decrease) in cash and cash equivalents	(11)	0	(42)
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	(1)	0	23
Cash and cash equivalents at the beginning of the period (net of overdraft)	27	27	46
Cash and cash equivalents at the end of the period (net of overdraft)	15	27	27
Non-guarantor subsidiaries [Member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	6,389	7,224	5,242
Cash flows provided by (used in) investing activities	(5,418)	(6,649)	(4,718)
Cash flows provided by (used in) financing activities	(300)	112	(727)
Net increase (decrease) in cash and cash equivalents	672	687	(203)
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	(24)	(49)	36
Cash and cash equivalents at the beginning of the period (net of overdraft)	1,242	603	770
Cash and cash equivalents at the end of the period (net of overdraft)	1,890	1,242	603
Consodolidation Adjustments [Member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	(2,802)	(4,516)	(286)
Cash flows provided by (used in) investing activities	2,347	2,672	444
Cash flows provided by (used in) financing activities	455	1,844	(158)
Net increase (decrease) in cash and cash equivalents	0	0	0
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	0	0	0
Cash and cash equivalents at the beginning of the period (net of overdraft)	0	0	0
Cash and cash equivalents at the end of the period (net of overdraft)	$ 0	$ 0	$ 0